Reverse Recapitalization - Summary of Number of Shares of Common Stock Issued Immediately Following The Consummation of The Business Combination (Detail) - shares		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Feb. 13, 2021	Dec. 31, 2020
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Common shares, shares outstanding		6,476,566	2,850,876		2,788,349
Total		4,170,461
Total Shares from Business Combination and PIPE Financing		596,360
Legacy Quanergy Shares [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Total	[1]	3,574,101
PIPE [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Total		184,750
Shares Issued Immediately following the consummation of the Business Combination [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Total		4,170,461
Common Class A [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Less: redemption of CCAC Class A Ordinary Shares		(1,313,390)
Common Class A [Member] | Prior to Business Combination [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Common shares, shares outstanding		1,380,000		1,380,000
Common Class B [Member] | Prior to Business Combination [Member]
Number Of Shares Of Common Stock Issued Immediately Following The Consummation Of The Business Combination [Line Items]
Common shares, shares outstanding		345,000

[1]	The number of Legacy Quanergy shares was determined as follows: